UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21496
                                                    -----------

  Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              -------------

                   Date of reporting period: August 31, 2015
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
(MFD)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2015 (UNAUDITED)

     SHARES                                     DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  --------------
COMMON STOCKS (a) - 78.2%

                 AUSTRALIA - 7.1%
        298,662  APA Group (b).............................................................  $    1,863,994
      1,659,110  DUET Group (b)............................................................       2,585,736
        646,273  Transurban Group (b)......................................................       4,452,012
                                                                                             --------------
                                                                                                  8,901,742
                                                                                             --------------

                 CANADA - 14.7%
        201,200  Inter Pipeline, Ltd. (b)..................................................       4,312,739
        283,771  Northland Power, Inc. (b).................................................       3,541,745
         89,095  Pembina Pipeline Corp. (b)................................................       2,471,843
         46,800  TransCanada Corp. (b).....................................................       1,632,806
        616,600  Veresen, Inc. (b).........................................................       6,369,409
                                                                                             --------------
                                                                                                 18,328,542
                                                                                             --------------

                 CAYMAN ISLANDS - 5.2%
     13,627,500  Hopewell Highway Infrastructure, Ltd. (b).................................       6,523,574
                                                                                             --------------

                 FRANCE - 12.3%
         15,525  Eiffage S.A. (b)..........................................................         995,628
        205,218  Electricite de France S.A.................................................       4,442,187
        447,727  Engie (b).................................................................       8,031,102
         28,759  Vinci S.A. (b)............................................................       1,852,723
                                                                                             --------------
                                                                                                 15,321,640
                                                                                             --------------

                 GERMANY - 2.1%
        140,783  Hamburger Hafen Und Logistik AG (b).......................................       2,566,369
                                                                                             --------------

                 HONG KONG - 2.2%
        824,734  China Merchants Holdings International Co., Ltd. (b)......................       2,756,190
                                                                                             --------------

                 ITALY - 1.4%
        903,666  Enel Green Power S.p.A. (b)...............................................       1,723,876
                                                                                             --------------

                 POLAND - 0.7%
        169,792  Energa S.A. (b)...........................................................         879,099
                                                                                             --------------

                 SINGAPORE - 5.3%
     12,725,200  Hutchison Port Holdings Trust (b).........................................       6,680,730
                                                                                             --------------

                 SPAIN - 3.9%
        296,633  Abertis Infraestructuras S.A. (b).........................................       4,913,100
                                                                                             --------------

                 UNITED KINGDOM - 9.1%
        725,827  National Grid PLC (b).....................................................       9,579,607
        156,000  Pennon Group PLC (b)......................................................       1,844,433
                                                                                             --------------
                                                                                                 11,424,040
                                                                                             --------------

                 UNITED STATES - 14.2%
        129,100  Columbia Pipeline Group, Inc. (b).........................................       3,273,976
        171,800  NiSource, Inc. (b)........................................................       2,884,522
         73,200  Sempra Energy (b).........................................................       6,943,020
         60,100  Spectra Energy Corp. (b)..................................................       1,747,107
         38,000  Williams (The) Cos., Inc. (b).............................................       1,831,600

                     See Notes to Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
(MFD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2015 (UNAUDITED)

    SHARES/
     UNITS                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  --------------
COMMON STOCKS (a) (CONTINUED)

                 UNITED STATES (CONTINUED)
         30,900  Xcel Energy, Inc. (b).....................................................  $    1,042,257
                                                                                             --------------
                                                                                                 17,722,482
                                                                                             --------------
                 TOTAL COMMON STOCKS.......................................................      97,741,384
                 (Cost $104,459,494)                                                         --------------

MASTER LIMITED PARTNERSHIPS (a) - 13.8%

                 UNITED STATES - 13.8%
         86,900  Buckeye Partners, L.P. (b)................................................       6,119,498
        100,900  Enbridge Energy Partners, L.P. (b)........................................       2,853,452
         61,952  Energy Transfer Equity, L.P. (b)..........................................       1,737,754
        235,054  Enterprise Products Partners, L.P. (b)....................................       6,607,368
                                                                                             --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS.........................................      17,318,072
                 (Cost $14,506,378)                                                          --------------

   PRINCIPAL                                                                      STATED
     VALUE                         DESCRIPTION                      RATE (c)    MATURITY(d)       VALUE
---------------  -----------------------------------------------  -----------   -----------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS - 40.7%

                 CAYMAN ISLANDS - 1.3%
$     1,270,264  Drillships Financing Holding, Inc., Tranche B-1
                    Term Loan...................................     6.00%        03/31/21          901,887
        912,481  Drillships Ocean Ventures, Inc., Term Loan.....     5.50%        07/18/21          702,610
                                                                                             --------------
                                                                                                  1,604,497
                                                                                             --------------

                 FRANCE - 2.4%
      1,600,419  Numericable US LLC, Dollar Denominated Tranche
                    B-1 Loan....................................     4.50%        04/23/20        1,598,707
      1,384,581  Numericable US LLC, Dollar Denominated Tranche
                    B-2 Loan....................................     4.50%        04/23/20        1,383,099
                                                                                             --------------
                                                                                                  2,981,806
                                                                                             --------------

                 LUXEMBOURG - 3.6%
      1,500,000  Altice Financing S.A., Dollar Denominated
                    Tranche Loan ...............................     5.25%        01/30/22        1,507,500
      3,120,263  Intelsat Jackson Holdings S.A., Term Loan
                    B-2 ........................................     3.75%        06/30/19        3,061,758
                                                                                             --------------
                                                                                                  4,569,258
                                                                                             --------------

                 NETHERLANDS - 2.6%
      1,324,144  UPC Broadband Holdings, B.V., Facility AH           3.25%        06/30/21        1,304,043
        739,574  Ziggo, B.V., Term Loan B-1 ....................     3.50%        01/15/22          729,021
        476,596  Ziggo, B.V., Term Loan B-2 ....................     3.50%        01/15/22          469,795
        783,830  Ziggo, B.V., Term Loan B-3 ....................     3.50%        01/15/22          772,644
                                                                                             --------------
                                                                                                  3,275,503
                                                                                             --------------

                 UNITED KINGDOM - 0.8%
      1,000,000  Virgin Media Investment Holdings Ltd., 5/15
                    Term Loan ..................................     3.50%        06/30/23          987,860
                                                                                             --------------

                     See Notes to Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
(MFD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2015 (UNAUDITED)

   PRINCIPAL                                                                      STATED
     VALUE                         DESCRIPTION                      RATE (c)    MATURITY(d)       VALUE
---------------  -----------------------------------------------  -----------   -----------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                 UNITED STATES - 30.0%
$     1,568,000  Calpine Construction Finance Co., L.P., Term
                    B-1 Loan ...................................     3.00%        05/03/20   $    1,531,152
      2,312,015  Cequel Communications Holdings I LLC, Term
                    Loan .......................................     3.50%        02/14/19        2,299,021
        494,911  Charter Communications Operating, LLC, Term
                    Loan E .....................................     3.00%        07/01/20          490,229
        770,436  CHS/Community Health Systems, Inc., 3/15 Term
                    Loan F .....................................  3.45%-3.58%     12/31/18          769,473
      3,073,382  CHS/Community Health Systems, Inc., 5/15 Term
                    Loan G .....................................     3.75%        12/31/19        3,067,635
      1,974,994  CHS/Community Health Systems, Inc., Incremental
                    2021 Term H Loan ...........................     4.00%        01/27/21        1,978,589
      3,000,000  Communications Sales & Leasing, Inc., Term
                    Loan .......................................     5.00%        10/24/22        2,864,070
      3,185,808  Crown Castle Operating Co., Extended
                    Incremental Tranche B-2 Term Loan ..........     3.00%        01/31/21        3,172,046
      1,178,947  Dynegy, Inc., Tranche B-2 Term Loan ...........     4.00%        04/23/20        1,175,505
      1,487,059  Energy Transfer Equity L.P., Loan (2013) ......     3.25%        12/02/19        1,433,777
      1,400,000  Energy Transfer Equity L.P., Loan (2015) ......     4.00%        12/02/19        1,378,566
      3,866,179  IASIS Healthcare LLC, Term B-2 Loan ...........     4.50%        05/03/18        3,866,875
      3,880,000  Level 3 Financing, Inc., Tranche B 2020 Term
                    Loan .......................................     4.00%        01/15/20        3,876,353
      1,850,000  Moxie Liberty LLC, Construction B-1
                    Advances ...................................     6.75%        12/19/20        1,785,250
        722,511  NRG Energy, Inc., Term Loan (2013) ............     2.75%        07/01/18          711,226
        979,540  Pacific Drilling S.A., Term Loan ..............     4.50%        06/03/18          706,082
      1,800,000  Panda Liberty LLC, Construction B-1 Advance ...     7.50%        08/21/20        1,737,000
      1,860,000  Panda Stonewall, Term B-1 Conversion
                    Advances ...................................     6.50%        11/12/21        1,860,000
      2,798,938  Wide Open West Finance LLC, Term B Loan........     4.50%        04/01/19        2,787,994
                                                                                             --------------
                                                                                                 37,490,843
                                                                                             --------------
                 TOTAL SENIOR FLOATING-RATE LOAN INTERESTS.................................      50,909,767
                 (Cost $52,111,952)                                                          --------------

                 TOTAL INVESTMENTS - 132.7%................................................     165,969,223
                 (Cost $171,077,824) (e)

                 OUTSTANDING LOAN - (40.8%)................................................     (51,000,000)

                 NET OTHER ASSETS AND LIABILITIES - 8.1%...................................      10,069,627
                                                                                             --------------
                 NET ASSETS - 100.0%.......................................................  $  125,038,850
                                                                                             ==============

-----------------------------

(a) Portfolio securities are categorized based on their country of incorporation.

(b) All or a portion of this security serves as collateral on the outstanding loan.


                     See Notes to Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
(MFD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2015 (UNAUDITED)

(c) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at August 31, 2015. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(d) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,869,452 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,978,053.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2         LEVEL 3
                                                      TOTAL            LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                    VALUE AT           QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                         8/31/2015          PRICES          INPUTS          INPUTS
------------------------------------------------  --------------   --------------   ------------   -------------
Common Stocks*..................................  $   97,741,384   $  97,741,384    $         --   $          --
Master Limited Partnerships*....................      17,318,072      17,318,072              --              --
Senior Floating-Rate Loan Interests*............      50,909,767              --      50,909,767              --
                                                  --------------   --------------   ------------   -------------
Total Investments...............................  $  165,969,223   $  115,059,456   $ 50,909,767   $          --
                                                  ==============   ==============   ============   =============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at August 31, 2015.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                     (MFD)
                          AUGUST 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on January 21, 2004 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol MFD on the New York Stock Exchange ("NYSE").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships ("MLPs") and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                     (MFD)
                          AUGUST 31, 2015 (UNAUDITED)


      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees (see above). For certain foreign equity securities, a third-party pricing service may be utilized to determine fair value. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Senior Floating-Rate Loan interests ("Senior Loans")1 in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. Fair valuation of a Senior Loan is based on the consideration of all available information, including, but not limited to the following:

       1)   the fundamental business data relating to the issuer or borrower;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of the security;

       4)   the financial statements of the borrower;

       5) the credit quality and cash flow of the borrower, based on the sub-advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's management;

      11) the prospects for the borrower's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;



1 The terms "security" and "securities" used throughout the Notes to Portfolio of Investments include Senior Loans.

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                     (MFD)
                          AUGUST 31, 2015 (UNAUDITED)


      12)   borrower's competitive position within the industry;

      13) borrower's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. At August 31, 2015, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have any unfunded delayed draw loan commitments as of August 31, 2015.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Macquarie/First Trust Global Infrastructure/Utilities
                             Dividend & Income Fund
           ---------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 13, 2015
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 13, 2015
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        Treasurer, Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: October 13, 2015
     --------------------

*Print the name and title of each signing officer under his or her signature.